Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,167	$ 4,167	$ 8,334	$ 8,334	$ 16,700	$ 16,700	$ 116,800